INVENTORIES, NET	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
INVENTORIES, NET
NOTE 3:	INVENTORIES, NET

	June 30,	December 31,
	2019	2018
	$	$
Raw materials, parts and supplies	1,482	1,414
Finished products	1,553	1,232

	3,035	2,646

As of June 30, 2020 and December 31, 2019, inventory is presented net of write offs for slow inventory in the amount of approximately $1,979 and $1,527, respectively.